OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Operating Lease Right-of-use Assets And Operating Lease Liabilities
SCHEDULE OF RIGHT-OF-USE ASSETS

Right-of-use assets are summarized below:

	March 31, 2026	December 31, 2025
Office and warehouse lease	$805,995	$805,995
Less: Accumulated amortization	(693,632)	(644,318)
Right-of-use assets, net	$112,363	$161,677

Right-of-use assets are summarized below:

	December 31, 2025	December 31, 2024
Office and warehouse lease	$805,995	$702,888
Less: Accumulated amortization	(644,318)	(476,196)
Right-of-use assets, net	$161,677	$226,692

SCHEDULE OF OPERATING LEASE LIABILITIES	Operating lease liabilities are summarized as follows:
	March 31, 2026	December 31, 2025
Lease liability	$137,040	$178,372
Less current portion	(56,638)	(84,644)
Long term portion	$80,402	$93,728
Operating lease liabilities are summarized as follows:
	December 31, 2025	December 31, 2024
Lease liability	$178,372	$236,389
Less current portion	(84,644)	(163,727)
Long term portion	$93,728	$72,662

SCHEDULE OF MATURITY OF LEASE LIABILITIES

Maturity of lease liabilities are as follows:

For the year ending December 31, 2026 (remaining period)	$49,612
For the year ending December 31, 2027	60,000
For the year ending December 31, 2028	40,000
Total	$149,612
Less: present value discount	(12,572)
Lease liability	$137,040

Maturity of lease liabilities are as follows:

Amount
For the year ending December 31, 2026	$94,030
For the year ending December 31, 2027	60,000
For the year ending December 31, 2028	40,000
Total	$194,030
Less: present value discount	(15,658)
Lease liability	$178,372